Future Policy Benefits and Claims - Liability for Unpaid Claims (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in unpaid claims
Balance at beginning of period, unpaid claims	$ 1,395.0	$ 1,370.9	$ 1,686.0
Balance at beginning of period, reinsurance recoverables for unpaid claims	68.6	68.7	436.9
Net balance at beginning of period, unpaid claims	1,326.4	1,302.2	1,249.1
Incurred:
Incurred: Current year	1,650.4	1,581.8	1,505.1
Incurred: Prior years	(95.4)	(44.4)	(35.4)
Total incurred	1,555.0	1,537.4	1,469.7
Payments:
Payments: Current year	1,189.2	1,138.0	1,067.8
Payments: Prior years	354.1	375.2	348.8
Total payments	1,543.3	1,513.2	1,416.6
Net balance at end of period, unpaid claims	1,338.1	1,326.4	1,302.2
Balance at end of period, reinsurance recoverables for unpaid claims	67.8	68.6	68.7
Balance at end of period, unpaid claims	$ 1,405.9	$ 1,395.0	$ 1,370.9